UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2007 - JUNE 30, 2008

ITEM 1.	PROXY VOTING RECORD.

Issuer Name: International Wire Group, Inc.
Ticker:  ITWG
CUSIP: 460933-104
Meeting Date:  June 5, 2008  Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1.	Elect the following nominees to the Board of Directors:

	Rodney D. Kent	Issuer	For	For
	Mark K. Holdsworth	Issuer	For	For
	William Lane Pennington	Issuer	For	For
	Peter Blum	Issuer	For	For
	David M. Gilchrist, Jr.	Issuer	For	For
	David H. Robbins	Issuer	For	For
	Lowell W. Robinson	Issuer	For	For
	John T. Walsh	Issuer	For	For

2.	Approval of key management incentive plan	Issuer	For	For

3.	To ratify Deloitte & Touche LLP as independent registered public accounting firm for the year ending December 31, 2008	Issuer	For	For

Issuer Name: Online Resources, Inc.
Ticker:  ORCC
CUSIP: 68273G-101
Meeting Date:  May 21, 2008  Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1.	Elect the following nominees to the Board of Directors:

	Stephen S. Cole	Issuer	For	For
	Joseph J. Spalluto	Issuer	For	For
	William H. Washecka	Issuer	For	For

2.	To ratify KPMG LLP as independent auditors for the year ending December 31, 2008	Issuer	For	For

3.	Proposal to amend the Company’s 2005 Restricted Stock and Option Plan to increase number of authorized shares.	Issuer	For	For

Issuer Name: Owens Corning
Ticker:  OC
CUSIP: 690742101
Meeting Date:  December 6, 2007  Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1.	Elect the following nominees

	Ralph F. Hake	Issuer	For	n/a
	F. Philip Handy	Issuer	For	n/a
	Marc Sole	Issuer	For	n/a
	Michael H. Thaman	Issuer	For	n/a
	Daniel K. K. Tseung	Issuer	For	n/a

2.	Approval of the Amended and Restated Owens Corning 2006 Stock Plan	Issuer	For	n/a

3.	Ratification of the selection of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2008	Issuer	For	n/a

Issuer Name: Pliant Corporation
Ticker: PLIAP.OB
CUSIP: n/a
Meeting Date:  May 15, 2008  Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1.	Elect the following nominees (Common Stock Directors)

	Harold C. Bevis	Issuer	For	n/a
	John D. Bowlin	Issuer	For	n/a
	Edward A. Lapekas	Issuer	For	n/a
	Stephen V. McKenna	Issuer	For	n/a
	Timothy J. Walsh	Issuer	For	n/a

2.	Elect the following nominees (Series AA Directors)

	Eugene I. Davis	Issuer	For	n/a
	David G. Elkins	Issuer	For	n/a

3.	Ratification of Ernst & Young LLP as Pliant Corporation’s independent auditors for the year ending December 31, 2008	Issuer	For	n/a

Issuer Name: Stage Stores, Inc.
Ticker:  SSI
CUSIP: 85254C305
Meeting Date:  June 5, 2008  Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1	Elect the following nominees:

	Alan Barocas	Issuer	For	For
	Michael Glazer	Issuer	For	For
	Andrew Hall	Issuer	For	For
	John Mentzer	Issuer	For	For
	Margaret Monaco	Issuer	For	For
	William Montgoris	Issuer	For	For
	Sharon Mosse	Issuer	For	For
	James Scarborough	Issuer	For	For
	David Schwartz	Issuer	For	For

2	To ratify Deloitte & Touche LLP as independent registered public accounting firm for 2008	Issuer	For	For

3	Approve material terms of executive officer performance goals	Issuer	For	For

4	Approve 2008 Equity Incentive Plan	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 30, 2008